Capital Stock - Issued and Outstanding (Details) - CAD ($) $ in Millions		12 Months Ended
	Feb. 27, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of number of shares outstanding, shares
Common shares issued on exercise of stock options (shares)		714,937	461,442
Redemption of common shares (shares)	0	(1,539,380)	0
Changes in number of shares outstanding, value
Balance - Beginning of year		$ 1,601	$ 1,074
Common shares issued on exercise of stock options		5	4
Redemption of common shares		(20)
Balance - End of year		$ 1,688	$ 1,601
CAPITAL STOCK
Reconciliation of number of shares outstanding, shares
Beginning balance (shares)		94,987,958	94,526,516
Common shares issued on exercise of stock options (shares)		714,937	461,442
Redemption of common shares (shares)		(1,539,380)	0
Ending balance (shares)		94,163,515	94,987,958
Changes in number of shares outstanding, value
Balance - Beginning of year		$ 492	$ 487
Common shares issued on exercise of stock options		6	5
Redemption of common shares		(8)	0
Balance - End of year		$ 490	$ 492